Fair Value (Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Balance Sheets by Level) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts of investments in equity method investees		¥ 2,421,154	¥ 2,487,389
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		33,283,000	33,924,000
Interest-earning deposits in other banks		45,267,000	40,647,000
Call loans and funds sold		1,169,000	1,110,000
Receivables under resale agreements		23,996,000	10,975,000
Receivables under securities borrowing transactions		3,444,000	2,759,000
Investment securities		4,166,000	4,442,000
Loans, net of allowance for credit losses	[1]	117,373,000	116,213,000
Other financial assets	[2]	8,494,000	7,455,000
Deposits, Non-interest-bearing		33,382,000	30,443,000
Deposits, Interest-bearing		170,574,000	168,846,000
Total deposits		203,956,000	199,289,000
Call money and funds purchased		3,669,000	2,450,000
Payables under repurchase agreements		31,850,000	25,225,000
Payables under securities lending transactions		1,017,000	913,000
Due to trust account and other short-term borrowings		19,057,000	9,177,000
Long-term debt		27,772,000	27,790,000
Other financial liabilities		7,139,000	6,781,000
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		33,283,000	33,924,000
Interest-earning deposits in other banks		45,267,000	40,647,000
Call loans and funds sold		1,169,000	1,110,000
Receivables under resale agreements		23,996,000	10,975,000
Receivables under securities borrowing transactions		3,444,000	2,759,000
Investment securities		4,178,000	4,453,000
Loans, net of allowance for credit losses	[1]	118,497,000	117,064,000
Other financial assets	[2]	8,494,000	7,455,000
Deposits, Non-interest-bearing		33,382,000	30,443,000
Deposits, Interest-bearing		170,631,000	168,899,000
Total deposits		204,013,000	199,342,000
Call money and funds purchased		3,669,000	2,450,000
Payables under repurchase agreements		31,850,000	25,225,000
Payables under securities lending transactions		1,017,000	913,000
Due to trust account and other short-term borrowings		19,057,000	9,177,000
Long-term debt		27,941,000	27,968,000
Other financial liabilities		7,139,000	6,781,000
Estimated Fair Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		33,283,000	33,924,000
Investment securities		1,134,000	1,197,000
Loans, net of allowance for credit losses	[1]	3,000	3,000
Estimated Fair Value [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest-earning deposits in other banks		45,267,000	40,647,000
Call loans and funds sold		1,169,000	1,110,000
Receivables under resale agreements		23,996,000	10,975,000
Receivables under securities borrowing transactions		3,444,000	2,759,000
Investment securities		1,042,000	1,135,000
Loans, net of allowance for credit losses	[1]	259,000	247,000
Other financial assets	[2]	8,494,000	7,455,000
Deposits, Non-interest-bearing		33,382,000	30,443,000
Deposits, Interest-bearing		170,631,000	168,899,000
Total deposits		204,013,000	199,342,000
Call money and funds purchased		3,669,000	2,450,000
Payables under repurchase agreements		31,850,000	25,225,000
Payables under securities lending transactions		1,017,000	913,000
Due to trust account and other short-term borrowings		19,057,000	9,177,000
Long-term debt		27,941,000	27,968,000
Other financial liabilities		7,139,000	6,781,000
Estimated Fair Value [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities		2,002,000	2,121,000
Loans, net of allowance for credit losses	[1]	¥ 118,235,000	¥ 116,814,000

[1]	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
[2]	Excludes investments in equity method investees of ¥2,487 billion and ¥2,421 billion at March 31, 2019 and 2020, respectively.